Condensed Consolidated Statement of Operations (unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Revenue	$ 83,613	$ 82,585
Revenue-related party pools	107	14,895
Total vessel revenue	83,720	97,480
Operating expenses:
Voyage expenses	0	9,782
Voyage expenses-related party	0	4,800
Vessel operating and project costs	36,847	20,825
Vessel operating and project costs-related party	5	3,025
Charterhire expense	0	29,346
Vessel depreciation	12,460	0
General and administrative expenses	20,398	10,403
General and administrative expenses-related party	658	2,316
Gain on vessels sold	0	(23,438)
Loss / write-down on assets held for sale-related party	0	1,454
Total operating expenses	70,368	58,513
Operating income	13,352	38,967
Other income (expense):
Interest income	11	39
Gain on sale of equity investment	0	5,381
Income from equity investment - related party	47,197	23,836
Foreign exchange (loss) gain	(2,321)	3
Financial expense, net	(397)	(13,350)
Financial expense - related party	(1,555)	0
Total other income	42,935	15,909
Income before taxes	56,287	54,876
Income tax benefit	(589)	0
Net income after taxes	$ 56,876	$ 54,876
Weighted-average shares outstanding:
Weighted-average shares outstanding - basic (in shares)	38,811	10,628
Weighted-average shares outstanding - diluted (in shares)	38,827	10,907
Income per common share:
Income per common share - basic (in dollars per share)	$ 1.47	$ 5.16
Income per common share - diluted (in dollars per share)	$ 1.46	$ 5.03